Significant Or Pending Acquisitions (Details Narrative) - First Horizon Corporation [Member] - USD ($) $ / shares in Units, $ in Millions	Nov. 27, 2022	Feb. 28, 2022
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Consideration transferred, acquisition-date fair value		$ 13,400
Business combination ,share price		$ 25
Increase in Business Combination, share price	$ 0.65
Investment in Preferred Stock		$ 494
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Common Stock Conversion		4.90%